SUMMARY OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Federal	$ (187,613)	$ (76,897)
State
Change in valuation allowance	187,613	76,897
Income tax expense (benefit)